Average Annual Total Returns - Thrivent Mid Cap Index Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	13.40%	12.08%	11.13%	13.66%	12.35%	11.51%